Share capital - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Par value per share (GBP per share)		£ 0.1243129
Number of ordinary shares per ADS (in shares)		5
Proceeds from issuing shares		£ 2	£ 5
Amount of unclaimed dividends derecognised		1	3
Net proceeds from issue of ordinary shares	£ 6,839
Transaction fees related to Rights Issue	£ 162	£ 0	£ 162	£ 0
Increase (decrease) In number of Rights Issued (in shares)	1,085,000,000
Issue price (in GBP per share)	£ 6.45
Shares issued, number of ordinary shares, basis (in shares)	7
Shares issued, number of ordinary shares, existing shares (in shares)	24
Discount of issue price, percentage	33.00%
Treasury stock (in shares)		226,000,000	235,000,000
Treasury shares, market value		£ 2,863	£ 2,377
Treasury shares, gifted (in shares)		5,000,000	9,000,000
Treasury stock, reissued (in shares)		5,000,000	3,000,000
Shares reissued to employee share schemes as percent of ordinary shares		0.20%	0.20%
Treasury shares, reissued, nominal value		£ 1	£ 1
Gross proceeds from reissue of treasury shares		40	18
Purchase of own shares, employee share trusts		£ 3	£ 11
Maximum number of treasury shares held during the year (in shares)		235,000,000	247,000,000
Treasury shares as percent of ordinary shares		4.50%	4.80%
Treasury shares, nominal value		£ 29	£ 31